INCOME TAXES - Disclosure of composition of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	$ (793)	$ (1,088)	$ (285)
Recognized in income statement	294	181	(25)
Deferred taxes created in acquisition of subsidiary	(2,626)		(747)
Recognized in translation currency difference reserve	17	114	(31)
Balance at end of year	(3,108)	(793)	(1,088)
Intangible assets
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	(1,074)	(1,111)	(998)
Recognized in income statement	(421)	(77)	665
Deferred taxes created in acquisition of subsidiary	(2,626)		(747)
Recognized in translation currency difference reserve	17	114	(31)
Balance at end of year	(4,104)	(1,074)	(1,111)
Provisions for employee rights
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	44	0	208
Recognized in income statement	535	44	(208)
Deferred taxes created in acquisition of subsidiary	0		0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	579	44	0
Other
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	44	0	91
Recognized in income statement	(44)	44	(91)
Deferred taxes created in acquisition of subsidiary	0		0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	0	44	0
Losses for tax purposes
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	193	23	414
Recognized in income statement	224	170	(391)
Deferred taxes created in acquisition of subsidiary	0		0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	$ 417	$ 193	$ 23